SEGMENT INFORMATION (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 8,792	$ 8,198	$ 17,949	$ 16,934	$ 34,794
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	4,964	4,756	10,172	9,144	19,659
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,644	1,431	3,163	3,606	6,434
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	874	596	1,788	1,562	2,898
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	405	268	617	605	1,129
India [Member]
Segment Reporting Information [Line Items]
Revenues	426	545	1,110	1,809	3,809
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 479	$ 602	$ 1,099	$ 208	$ 865